EQUIPMENT	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
NOTE 3 - EQUIPMENT

At December 31, 2011 and 2010 equipment is as follows:

	As of December 31, 2011	As of December 31, 2010

Automobile	$25,828	$25,828
Office Equipment	2,086	911
Less Accumulated Depreciation	(5,823)	(453)

Total Property and Equipment	$22,091	$26,287

Depreciation and amortization expense for the year ended December 31, 2011 and 2010 was $5,370 and $453 respectively.